Loans Receivable - Schedule of fair values and risk ratings (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) loan	Dec. 31, 2018 USD ($)
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans	27
Fair Value | $	$ 1,572.1	$ 913.0
Percentage	100.00%
Loans Receivable | Credit Concentration Risk
Financing Receivable, Credit Quality Indicator [Line Items]
Percentage	100.00%	100.00%
AA
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans	1
Fair Value | $	$ 48.3
AA | Loans Receivable | Credit Concentration Risk
Financing Receivable, Credit Quality Indicator [Line Items]
Percentage	3.10%
BBB
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans	7
Fair Value | $	$ 456.1
BBB | Loans Receivable | Credit Concentration Risk
Financing Receivable, Credit Quality Indicator [Line Items]
Percentage	29.00%
BB
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans	13
Fair Value | $	$ 787.4
BB | Loans Receivable | Credit Concentration Risk
Financing Receivable, Credit Quality Indicator [Line Items]
Percentage	50.10%
B
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans	3
Fair Value | $	$ 205.0
B | Loans Receivable | Credit Concentration Risk
Financing Receivable, Credit Quality Indicator [Line Items]
Percentage	13.00%
NR
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans	3
Fair Value | $	$ 75.3
NR | Loans Receivable | Credit Concentration Risk
Financing Receivable, Credit Quality Indicator [Line Items]
Percentage	4.80%
Related Party
Financing Receivable, Credit Quality Indicator [Line Items]
Number of loans collateralized by interest in a joint venture	2
Unaffiliated Entity
Financing Receivable, Credit Quality Indicator [Line Items]
Number of loans collateralized by interest in a joint venture	1